Financial Assets and Financial Liabilities - Summary of Carrying Amounts of the Underlying Assets and the Associated Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		₩ 16,384,430	₩ 13,192,610
Associated liabilities that entity continues to recognise		2,490,862	2,094,584
Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Associated liabilities that entity continues to recognise		2,944,753	3,222,237
Financial assets at fair value, class
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		391,581	324,456
Financial assets at fair value, class | Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		2,986,925	3,374,927
Financial assets at amortised cost, class
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise	[1]	₩ 2,595,344	₩ 3,050,471

[1]	Before netting of allowance